Leases - Schedule of maturity of operating lease liabilities under non-cancelable operating leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	¥ 40,428
2026	18,963
2027	5,385
2028	1,611
Total operating lease liabilities	66,387
Less: interest	(2,708)
Present value of operating lease liabilities	¥ 63,679	¥ 88,179